Performance Management - Copley Fund	Feb. 27, 2026
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1-year, 5-years and 10-years compare with those of a broad-based securities market index. The performance shown in the bar chart and table for periods prior to December 1, 2022 represents the performance of the Predecessor Fund. The Fund is the successor to the Predecessor Fund through a reorganization with the Fund on December 1, 2022 (the “Reorganization”). How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by calling 1-877-881-2751 or by visiting https://www.dcmadvisors.com/fund-reports-holdings.

Performance Past Does Not Indicate Future [Text]	How the Fund and the Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1-year, 5-years and 10-years compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year to date return for the twelve months ended December 31, 2025 was 16.24%.

During the periods shown in the bar chart, the highest return of the Fund for a quarter was 11.85% (for the quarter ended March 31, 2018) and the lowest quarterly return of the Fund was -17.96% (for the quarter ended March 31, 2020).

Year to Date Return, Label [Optional Text]	year to date
Bar Chart, Year to Date Return	16.24%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	11.85%
Highest Quarterly Return, Date	Mar. 31, 2018
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(17.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax- deferred arrangements such as a 401(k) plan or an individual retirement account (“IRA”).
Performance [Table]
Average Annual Total Returns for the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Return before taxes	16.24%	10.10%	11.65%
Return after taxes on distributions*	16.24%	10.10%	11.65%
Return after taxes on distributions and sale of shares*	9.61%	8.02%	9.74%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax- deferred arrangements such as a 401(k) plan or an individual retirement account (“IRA”).

*	The Fund generally does not make distributions.

Performance Availability Website Address [Text]	https://www.dcmadvisors.com/fund-reports-holdings
Performance Availability Phone [Text]	1-877-881-2751